N-4	Apr. 26, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	THRIVENT VARIABLE ANNUITY ACCOUNT I
Entity Central Index Key	0001173488
Entity Investment Company Type	N-4
Document Period End Date	Apr. 26, 2024
Amendment Flag	false
AdvisorFlex VA MDRP
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Statutory Prospectus
Charges for Early Withdrawals
If you withdraw money from the Contract within 3 years of your last premium payment, you may be assessed a Surrender Charge. The maximum
Surrender Charge is 2% during the first year after a premium payment and is
1% in years two and three. If you make an early withdrawal, you could pay a
Surrender Charge of up to $2,000 on a $100,000 investment.
You may surrender a free amount each Contract Year. In the first Contract
Year, the amount is 10% of the Accumulated Value existing at the time the first surrender is made in that Contract Year. In subsequent years, the amount is
10% of the Accumulated Value existing at the start of that Contract Year.
Charges – Surrender Charges
Transaction Charges
In addition to Surrender Charges, there may also be charges for other transactions.
You may make 24 free subaccount transfers in each Contract Year. On subsequent subaccount transfers (other than the Dollar Cost Averaging and
Automatic Asset Rebalancing Programs), you will incur a $25 transfer charge.
You will also pay a charge if you request a wire transfer of funds from your
Contract to another financial institution. That financial institution may also charge a fee to receive a wire. You will also pay a charge if you request to have a check sent to you using an overnight mail service.
Charges – Transfer Charge
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisor fees paid from the Contract or from other assets of the Contract Owner. If the investment advisor fees were reflected, the fees and expenses would be higher.
				Charges
	Annual Fee	Minimum	Maximum
	Mortality and Expense Risk Charge (as a percentage of the Accumulated Value in each subaccount)	0%	0.50%
	Investment Options (Portfolio fees and expenses as a percentage of daily net assets) Expenses may be higher or lower in future years. More detail is contained in the prospectus for each Portfolio	0.13%	2.205%
	Fund Facilitation Fees	Minimum	Maximum
	These fees may be charged to make certain external Portfolios available as investment options under the Contract (as a percentage of daily net assets in the specified Portfolios)	0%	0.40%
	Optional benefit available for an additional charge (if elected)	Minimum	Maximum
	Maximum Anniversary Death Benefit (MADB) Rider Charge (as a percentage of the MADB value)	0%	0.40%
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.

Lowest Annual Cost: $644	Highest Annual Cost: $2,786
Assumes:	Assumes:
Investment of $100,000	Investment of $100,000
5% annual appreciation	5% annual appreciation
Least expensive Portfolio fees and expenses including a 0.10% fund facilitation fee.	Most expensive combination of optional benefits and Portfolio fees and expenses.
No optional benefits	Maximum Anniversary Death Benefit (MADB) Rider 0.40%
No sales charges or investment advisor fees. Investment advisor fees are in addition to the Contract charges illustrated here.	No sales charges or investment advisor fees. Investment advisor fees are in addition to the Contract charges illustrated here.
No additional premium payments, transfers or withdrawals	No additional premium payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you withdraw money from the Contract within 3 years of your last premium payment, you may be assessed a Surrender Charge. The maximum
Surrender Charge is 2% during the first year after a premium payment and is
1% in years two and three. If you make an early withdrawal, you could pay a
Surrender Charge of up to $2,000 on a $100,000 investment.
You may surrender a free amount each Contract Year. In the first Contract
Year, the amount is 10% of the Accumulated Value existing at the time the first surrender is made in that Contract Year. In subsequent years, the amount is
10% of the Accumulated Value existing at the start of that Contract Year.
Charges – Surrender Charges

Surrender Charge Phaseout Period, Years | yr	3
Surrender Charge (of Purchase Payments) Maximum [Percent]	2.00%
Surrender Charge Example Maximum [Dollars]	$ 2,000
Transaction Charges [Text Block]
Transaction Charges
In addition to Surrender Charges, there may also be charges for other transactions.
You may make 24 free subaccount transfers in each Contract Year. On subsequent subaccount transfers (other than the Dollar Cost Averaging and
Automatic Asset Rebalancing Programs), you will incur a $25 transfer charge.
You will also pay a charge if you request a wire transfer of funds from your
Contract to another financial institution. That financial institution may also charge a fee to receive a wire. You will also pay a charge if you request to have a check sent to you using an overnight mail service.
Charges – Transfer Charge

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisor fees paid from the Contract or from other assets of the Contract Owner. If the investment advisor fees were reflected, the fees and expenses would be higher.
				Charges
	Annual Fee	Minimum	Maximum
	Mortality and Expense Risk Charge (as a percentage of the Accumulated Value in each subaccount)	0%	0.50%
	Investment Options (Portfolio fees and expenses as a percentage of daily net assets) Expenses may be higher or lower in future years. More detail is contained in the prospectus for each Portfolio	0.13%	2.205%
	Fund Facilitation Fees	Minimum	Maximum
	These fees may be charged to make certain external Portfolios available as investment options under the Contract (as a percentage of daily net assets in the specified Portfolios)	0%	0.40%
	Optional benefit available for an additional charge (if elected)	Minimum	Maximum
	Maximum Anniversary Death Benefit (MADB) Rider Charge (as a percentage of the MADB value)	0%	0.40%
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.50%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.13%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.205%
Investment Options (of Other Amount) Minimum [Percent]	0.00%
Investment Options (of Other Amount) Maximum [Percent]	0.40%
Optional Benefits Minimum [Percent]	0.00%
Optional Benefits Maximum [Percent]	0.40%
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $644	Highest Annual Cost: $2,786
Assumes:	Assumes:
Investment of $100,000	Investment of $100,000
5% annual appreciation	5% annual appreciation
Least expensive Portfolio fees and expenses including a 0.10% fund facilitation fee.	Most expensive combination of optional benefits and Portfolio fees and expenses.
No optional benefits	Maximum Anniversary Death Benefit (MADB) Rider 0.40%
No sales charges or investment advisor fees. Investment advisor fees are in addition to the Contract charges illustrated here.	No sales charges or investment advisor fees. Investment advisor fees are in addition to the Contract charges illustrated here.
No additional premium payments, transfers or withdrawals	No additional premium payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 644
Highest Annual Cost [Dollars]	$ 2,786
Risks [Table Text Block]
RISKS		Location in Statutory Prospectus
Risk of Loss	You can lose money investing in the Contract.	Principal Risks of Investing in the Contract
Not a Short-Term Investment	Not a short-term investment. Not appropriate for you if you need ready access to cash. Each premium payment has a separate 3-year Surrender Charge that may decrease the surrender value.	Principal Risks of Investing in the Contract
Risk Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Contract. Each investment option (including the Fixed
Account) will have its own unique risks, and you should review these investment options before making an investment decision.
Principal Risks of Investing in the Contract
Insurance Company Risks
Any obligations, guarantees or benefits are subject to the claims-paying ability of Thrivent. More information about Thrivent, including its financial strength ratings are available upon request by calling (800) 847-4836 or by sending an email to mail@thrivent.com.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	We reserve the right to add, delete, combine or substitute investment options.The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $10,000 or 50% of the Accumulated Value in the Fixed Account, excluding any Accumulated Value in the DCA Fixed Account, at the time the first transfer is made in that Contract Year.
Optional Benefit Restrictions [Text Block]	You may only select the Maximum Anniversary Death Benefit (MADB) Rider at the time of Contract application for an additional charge.The MADB is decreased by the same proportion as the Accumulated Valuewas decreased by a partial surrender. This may reduce the rider value by an amount greater than the value withdrawn or could terminate the benefit.If you elect to pay the investment advisor fee from the Accumulated Value of the Contract, this deduction will reduce the value of the death benefit and optional death benefit (if elected), and may be subject to federal and state income taxes and a 10% federal penalty tax. See Charges – Investment Advisor Fees in the statutory prospectus for additional information.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and withdrawals or benefits received under the Contract. There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to a 10% federal tax penalty, if under age 59 1∕2 and no exception applies.
Investment Professional Compensation [Text Block]	Financial advisors receive compensation for selling the Contracts. Pursuant to guidance provided by the Internal Revenue Service in a series of Private Letter Rulings, we will only permit the automatic deduction of investment advisor fees from the Contract to be directly paid to the registered investment advisor, if certain requirements are met. If the requirements are met through you completing our form in good order, we will not treat the deduction of fees as taxable distributions.Financial advisors may have a financial incentive to offer or recommend the Contract over another investment.
Exchanges [Text Block]	Financial advisors may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Accumulated Value between investment options. The fees and expenses do not reflect any payment of investment advisor fees. If the investment advisor fees were included, the fees and expenses would be higher. State premium taxes do not apply.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	0%
Surrender Charge (as a percentage of purchase payments)[1]	2%
Transfer Charge[2]	$25
1In the first Contract Year, you may surrender without a Surrender Charge up to 10% of the Accumulated Value existing at the time the first surrender is made in the Contract Year. For subsequent Contract Years, the 10% free amount is based on the prior contract anniversary value. Only the amount in excess of that amount (the “Excess Amount”) will be subject to a Surrender Charge. A Surrender Charge is deducted if a full or partial surrender occurs during the first three years after each premium payment has been allocated. The Surrender Charge is 2% during the first Contract Year and 1% for the second and third Contract Years. [2]You are allowed 24 free transfers per Contract Year. Subsequent transfers will incur a $25 transfer charge. Be advised additional transfers may be subject to our frequent trading policies. The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses). If you choose to purchase the optional benefit, you will pay additional charges, as shown below. You may only add the optional benefit at the time of application.
Annual Contract Expenses	Maximum	Current
Mortality and Expense Risk Charge (as a percentage of the Accumulated Value in each subaccount)	0.50%	0.40%
Charges for Optional Benefit Rider
Maximum Anniversary Death Benefit (MADB) Rider Charge[3]	0.40%	0.20%
[3]See Charges-Maximum Anniversary Death Benefit (MADB) Rider Charge. Different fees and charges may apply after the Contract has been annuitized.
Charges after the Annuity Date
Commuted Value Charge (for Settlement Options that can be surrendered)	0.25%
As a fraternal benefit society, Thrivent is also required to have a Maintenance of Solvency provision. For a complete discussion of the Maintenance of Solvency provision, see Maintenance of Solvency in the statutory prospectus. The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These amounts also include applicable fund facilitation fees if you choose to invest in certain Portfolios. A complete list of the Portfolios corresponding to subaccounts available under the Contract, including their annual expenses, may be found at the back of this document in the Appendix.
Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.23%	2.205%
Expenses after reimbursements and/or fee waivers	0.23%	2.205%[4]
[4]The “Expenses after reimbursements and/or fee waivers” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Annual Portfolio Company Expenses and will continue for at least one year from the date of this prospectus. This example is intended to help you compare the cost of investing in the Contract with cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses and annual Portfolio expenses. Example: Contract with the MADB Rider This example assumes that you invest $100,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the most expensive annual Portfolio expenses and the MADB Rider which is available for an additional charge. The example does not reflect the payment of investment advisor fees. If the fees were reflected, the costs would be higher. Although your costs may be higher or lower, based on these assumptions, your costs would be5:

Years
1	3	5	10
If you surrender your Contract at the end of the applicable time period with:
Maximum Portfolio Expenses:	$4,872	$10,449	$16,199	$34,105
Minimum Portfolio Expenses:	$2,917	$4,488	$6,094	$13,583
If you do not surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$3,036	$9,494	$16,199	$34,105
Minimum Portfolio Expenses:	$1,046	$3,474	$6,094	$13,583

[5]For this example, the following assumptions are used: 0.50% mortality and expense risk charge, 0.40% MADB Rider charge, Portfolio operating expenses ranging from 2.205% (1.855% plus 0.35% Fund Facilitation Fee) to 0.23% (0.13% plus 0.10% Fund Facilitation Fee).
Transaction Expenses [Table Text Block]
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	0%
Surrender Charge (as a percentage of purchase payments)[1]	2%
Transfer Charge[2]	$25

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	2.00%
Deferred Sales Load, Footnotes [Text Block]	In the first Contract Year, you may surrender without a Surrender Charge up to 10% of the Accumulated Value existing at the time the first surrender is made in the Contract Year. For subsequent Contract Years, the 10% free amount is based on the prior contract anniversary value. Only the amount in excess of that amount (the “Excess Amount”) will be subject to a Surrender Charge. A Surrender Charge is deducted if a full or partial surrender occurs during the first three years after each premium payment has been allocated. The Surrender Charge is 2% during the first Contract Year and 1% for the second and third Contract Years.
Exchange Fee, Current [Dollars]	$ 25
Exchange Fee, Footnotes [Text Block]	You are allowed 24 free transfers per Contract Year. Subsequent transfers will incur a $25 transfer charge. Be advised additional transfers may be subject to our frequent trading policies.
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses	Maximum	Current
Mortality and Expense Risk Charge (as a percentage of the Accumulated Value in each subaccount)	0.50%	0.40%
Charges for Optional Benefit Rider
Maximum Anniversary Death Benefit (MADB) Rider Charge[3]	0.40%	0.20%

Base Contract Expense (of Other Amount), Maximum [Percent]	0.50%
Base Contract Expense (of Other Amount), Current [Percent]	0.40%
Other Annual Expense (of Other Amount), Current [Percent]	0.25%
Annual Portfolio Company Expenses [Table Text Block]
Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.23%	2.205%
Expenses after reimbursements and/or fee waivers	0.23%	2.205%[4]

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses
Portfolio Company Expenses Minimum [Percent]	0.23%
Portfolio Company Expenses Maximum [Percent]	2.205%
Portfolio Company Expenses, Footnotes [Text Block]	The “Expenses after reimbursements and/or fee waivers” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Annual Portfolio Company Expenses and will continue for at least one year from the date of this prospectus.
Surrender Example [Table Text Block]
If you surrender your Contract at the end of the applicable time period with:
Maximum Portfolio Expenses:	$4,872	$10,449	$16,199	$34,105
Minimum Portfolio Expenses:	$2,917	$4,488	$6,094	$13,583

No Surrender Example [Table Text Block]
If you do not surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$3,036	$9,494	$16,199	$34,105
Minimum Portfolio Expenses:	$1,046	$3,474	$6,094	$13,583

Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract This annuity has some risks which may include the following: ♦ Risk of Loss. You can lose money by investing in the Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.♦ Risks Associated with Variable Investment Options. You bear all the investment risk for amounts allocated to one or more of the Portfolios, which invest in underlying Funds. If the Portfolios you select increase in value, then your Accumulated Value goes up; if they decrease in value, your Accumulated Value goes down. How much your Accumulated Value goes up or down depends on the performance of the Portfolios. We do not guarantee the investment results of any Portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the prospectus for the Portfolio before making an investment decision.♦ Short-Term Investment Risk. The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-time horizon.♦ Insurance Company Risk. An investment in the Contract is subject to the risks related to Thrivent. Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of Thrivent.♦ Fixed Account Risk. Amounts invested in the Fixed Account will be subject to the financial strength and claims-paying ability of Thrivent.♦ Fees and Charges. Deduction of Contract fees and charges, and optional benefit charges, may result in loss of principal. We reserve the right to increase the fees and charges under the Contract and optional benefits up to the maximum guaranteed fees and charges stated in your Contract or optional benefit rider.♦ Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The applicable tax rules can differ, depending on the type of Contract, whether non-qualified, traditional IRA or Roth IRA. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.♦ Risks Affecting our Administration of Your Contract. We and our service providers and business partners are subject to certain risks, including those resulting from system failures, cybersecurity events, pandemics, and other disasters. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers.♦ Optional benefits. You may need to take early partial surrenders, which have the potential to substantially reduce the benefits from optional riders.♦ Alternatives to the Contract. Other contracts or investments may provide more favorable returns or benefits, as well as lower costs, than the Contract.♦ Potentially Harmful Trading Activity. The Contract is not designed for frequent trading by anyone. Frequent trading may disrupt the underlying Portfolios and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. To protect Owners and the underlying Portfolios, we have policies and procedures to deter frequent trading between and among the Portfolios. We cannot guarantee that these policies and procedures will be effective in detecting and preventing all trading activity that could potentially disadvantage or hurt the rights or interests of other Owners.♦ Investment Advisor Fees. If you elect to have the investment advisor fees deducted from Contract value, this deduction will reduce the death benefit and optional death benefit (if elected) and may be subject to federal and state income taxes and a 10% federal penalty tax.♦ Cybersecurity Risk. We and our service providers may be susceptible to operational, cybersecurity, and related risks. In general, cybersecurity events can result from deliberate or unintentional events. Cybersecurity events include, but are not limited to, acts or attempts to gain unauthorized access to information and/or information systems, or to otherwise disrupt operations. Cybersecurity events affecting us, a Subaccount, or our service providers have the ability to disrupt and impact your Contract and our operations, including but not limited to, financial losses, ability to calculate Contract values and benefits, corrupting data or preventing parties from sharing information necessary for our operations, preventing and/or slowing transactions, potentially subjecting us to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Subaccounts may invest, which could result in material adverse consequences for such issuers and may cause the Subaccounts’ investments in such companies to lose value. While we and our service providers have established reasonable controls to mitigate the risk of a cybersecurity event, there are inherent limitations in such controls, plans and systems. Additionally, while we do have control frameworks and we do perform due diligence on our service providers, we cannot fully control the cybersecurity plans and systems put in place by our service providers or any other third parties whose operations may affect the Subaccounts or your Contract. Although we attempt to minimize such failures through controls and oversight, it is not possible to identify all operation risks that may affect the Subaccounts or your Contract, or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Subaccount may be adversely affected by the occurrence of the operational errors, failures, technological issues, or other similar events, and you may bear costs tied to these risks.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits under the Contract. Death Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions and Limitations
Standard Death Benefit	Pays the beneficiary if the Annuitant dies before the Annuity Date	Standard	None	None	♦ Withdrawals, including investment advisor fees (if elected), reduce the benefit by the same proportion as they reduce the Accumulated Value.
Maximum Anniversary Death Benefit (MADB) Rider	May increase the amount of the death benefit if the Annuitant dies before the Annuity Date. It can provide you with an increased death benefit based on the Accumulated Value on a Contract Anniversary.	Optional	0.40%[1]	0.20%[1]
♦  Only available at
issue if no more
than Issue Age
nearest 75.
♦  Benefit terminates
upon annuitization.
♦  Withdrawals,
including
investment advisor
fees (if elected),
reduce the benefit
by the same
proportion as they
reduce the
Accumulated
Value.

[1]See Charges-MADB Rider Charge in the statutory prospectus for more information.Other Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions and Limitations
Annuity Income Payments	Allows the Owner to elect an annuity payout option specified in the Contract.	Standard	None	None	♦ Depending on the option(s) selected, you may not be able to request surrenders.
Automatic Asset Rebalancing	Asset Rebalancing allows you to elect a specific asset allocation to maintain over time.	Standard	None	None	♦ You may not include the Fixed Account.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions and Limitations
Dollar Cost Averaging	Dollar Cost Averaging allows you to have automatic periodic transfers to one or more subaccounts other than the Fixed Account.	Standard	None	None	♦ You may not Dollar Cost Average into the Fixed Account.
Systematic Partial Surrenders	Allows for ongoing withdrawals from your investment options during the Accumulation Phase.	Standard	None	None	♦ Surrender Charges may apply to amounts in excess of the free amount. Taxes or penalties may apply.
10% Free Surrender	10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year.	Standard	None	None	♦ 10% free amount is not cumulative.
Confinement of the Annuitant or the Annuitant’s Spouse in a Hospital, Nursing Home, or Hospice	Surrender Charges are waived during or within 90 days after the end of confinement of the Annuitant or the Annuitant’s Spouse.	Standard	None	None	♦ Confinement must begin after the Contract has been issued and must continue at least 30 days.
Terminal Illness of the Annuitant or Annuitant’s Spouse	Surrender Charges are waived if the Annuitant or the Annuitant’s Spouse has a life expectancy of 12 months or less.	Standard	None	None	♦ Certification from a licensed physician acting within the scope of his or her license will be required.

Operation of Benefit [Text Block]	Maximum Anniversary Death Benefit Rider If you purchase this rider, on any day before the first Contract Anniversary, the MADB is equal to the Standard Death Benefit. On any day during the period beginning on the first Contract Anniversary and ending on the Contract Anniversary nearest the Annuitant’s 85th birthday (or, if there are two Annuitants, the Contract Anniversary nearest the older Annuitant’s 85th birthday), the MADB is the greatest of the anniversary death benefits determined as of that day for each Contract Anniversary. The anniversary death benefit for a Contract Anniversary is the Accumulated Value on that anniversary adjusted as follows for any premiums paid and any partial surrenders taken after that anniversary: (1) As of the day a premium is received by us, the benefit is increased by the amount of that premium. (2) As of the day that a partial surrender is taken, the benefit is decreased by the same proportion as the Accumulated Value was decreased by the amount taken. On any day after the Contract Anniversary nearest the Annuitant’s 85th birthday (or if there are two Annuitants, the Contract Anniversary nearest the older Annuitant’s 85th birthday), the MADB is equal to the amount calculated above on the anniversary nearest the 85th birthday, adjusted for any premiums paid and any partial surrenders taken after that anniversary. If this Contract has been continued by a Spouse, then: (1) For the sole purpose of calculating the MADB, the first Contract Anniversary on or after the Exchange Date will be deemed to be the first Contract Anniversary of this Contract; and (2) The amount will be the greatest of the Anniversary Death Benefits calculated only for Contract Anniversaries on or after the Exchange Date. This Maximum Anniversary Death Benefit Rider is not available if any Annuitant’s Issue Age (age nearest) is 75 or more. The benefit is only payable if the Annuitant dies before the Annuity Date. This rider will terminate on the earliest of the following: (1) The date this contract terminates. (2) The date we receive due proof of death of an Annuitant, except if this Contract is continued by the Annuitant’s Spouse and the Exchange Date is before the Contract Anniversary nearest the Spouse’s 85th birthday. (3) The date the Accumulated Value is reduced to zero. (4) The date we receive your Notice to cancel this rider.Example of MADB Rider Where a Death Benefit Increase Occurs: Rumi elects the Maximum Anniversary Death Benefit (MADB) Rider at issue and her initial premium is $100,000. Rumi contributes no additional premium during the first Contract Year, and she takes no surrender during the first Contract Year. In the first Contract Year, Rumi’s MADB amount is $100,000, or the Standard Death Benefit. On Rumi’s first Contract Anniversary, the Accumulated Value is $108,000. Rumi’s MADB amount is calculated as of that date as $108,000. Example of MADB Rider Where a Death Benefit Increase Does Not Occur: Rumi elects the MADB Rider at issue and her initial premium is $100,000. Rumi contributes no additional premium during the first Contract Year, and she takes no surrender during the first Contract Year. In the first Contract Year, Rumi’s MADB amount is $100,000, or the Standard Death Benefit. On Rumi’s first Contract Anniversary, the Accumulated Value is $98,000. Rumi’s MADB amount is calculated as of that date as $100,000. Spouse Election to Continue the Contract If an Annuitant dies before annuity payments begin and that Annuitant’s Spouse is the sole primary beneficiary, he or she may, to the extent permitted by law, elect to continue the Contract in force, in which case the surviving Spouse will become and be treated as the Annuitant and owner effective on the date that the death benefit is calculated (“Exchange Date”). Any amount of the death benefit in excess of the Accumulated Value of the Contract will be allocated to the Subaccounts and the Fixed Account according to the ratio of the Accumulated Value in each to the Accumulated Value of the Contract. If an election to receive Death Proceeds or to continue the Contract is not made within 60 days, the surviving Spouse will be deemed to have elected to continue the Contract effective on the Exchange Date. The Spouse will have 60 days from the date we receive proof of your death in which to elect to receive proceeds or to continue the Contract. If the surviving Spouse elects to continue the Contract, the Standard Death Benefit and any optional death benefits will be determined according to your Contract based on the Accumulated Value on the Exchange Date. In addition, if there was Dollar Cost Averaging of the Fixed Account on the Contract, this feature will continue on the Contract of the surviving Spouse.
Fees and Costs of Benefit [Text Block]	Standard Death Benefit A Standard Death Benefit is payable if the Annuitant dies before the Annuity Date. The Standard Death Benefit is equal to the adjusted sum of premiums as follows: (1) As of the day a premium is received by us, the sum is increased by the amount of that premium. (2) As of the day a partial surrender is taken, the sum is decreased by the same proportion as the Accumulated Value was decreased by the amount taken. If this Contract has been continued by a Spouse on any date after the Exchange Date, the adjusted sum of premiums will be determined using only premiums paid and partial surrenders taken on or after the Exchange Date. The Accumulated Value on the Exchange Date will be deemed a premium paid on that date for purposes of this provision. Death of Annuitant After an Annuity Date If an Annuitant dies while we are paying annuity income under a Settlement Option, any amounts payable will depend on the terms of that Settlement Option. See Annuity Period—Settlement Options.
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix: Portfolios Available Under the ContractThe following is a list of Portfolios that correspond to the subaccounts available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/AdvisorFlex. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com. The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses (including fund facilitation fees) that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The current fund facilitation fee and current expenses plus the fund facilitation fee are shown in separate columns. Each Portfolio’s past performance is not necessarily an indication of future performance.
Prospectuses Available [Text Block]	The following is a list of Portfolios that correspond to the subaccounts available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/AdvisorFlex. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com. The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses (including fund facilitation fees) that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The current fund facilitation fee and current expenses plus the fund facilitation fee are shown in separate columns. Each Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	CURRENT FUND FACILITATION FEE[1]	CURRENT EXPENSES PLUS FUND FACILITATION FEE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/23)
					1 YEAR	5 YEAR	10 YEAR
Global Large-Stock Growth	American Funds IS® Global Growth Portfolio Class 1	0.41%[2]	0.35%	0.76%	22.91%	13.93%	9.85%
Large Blend	American Funds IS® Growth-Income Portfolio Class 1	0.28%	0.35%	0.63%	26.47%	13.65%	11.19%
Foreign Large Growth	American Funds IS® International Portfolio Class 1	0.53%	0.35%	0.88%	16.12%	5.10%	3.67%
Intermediate Core-Plus Bond	BlackRock Total Return V.I. Portfolio Class I	0.49%[2]	0.35%	0.84%	5.83%	1.34%	1.93%
Foreign Small/Mid Blend	DFA VA International Small Portfolio Institutional Class	0.40%	0.35%	0.75%	14.11%	7.86%	4.89%
Small Value	DFA VA US Targeted Value Portfolio Institutional Class	0.29%	0.35%	0.64%	20.03%	15.40%	9.00%
Diversified Emerging Mkts	Fidelity® VIP Emerging Markets Portfolio Initial Class	0.89%	0.20%	1.09%	9.66%	7.79%	5.18%
Foreign Large Growth	Fidelity® VIP Intl Capital Appreciation Portfolio Initial Class	0.78%	0.20%	0.98%	27.50%	11.43%	7.75%
Mid-Cap Value	Fidelity® VIP Value Portfolio Initial Class	0.60%	0.20%	0.80%	19.79%	15.98%	9.99%
Mid-Cap Growth	Janus Henderson Enterprise Portfolio Institutional Class	0.72%	0.20%	0.92%	18.07%	13.42%	12.10%
Intermediate Core Bond	John Hancock Core Bond Trust Portfolio Series 1	0.68%[2]	0.10%	0.78%	5.80%	1.05%	1.69%
Foreign Large Blend	John Hancock International Equity Index Portfolio Series 1	0.39%[2]	0.10%	0.49%	15.36%	6.90%	3.65%
Multisector Bond	John Hancock Strategic Income Opportunities Portfolio Series 1	0.79%[2]	0.10%	0.89%	7.37%	3.25%	2.79%
Large Blend	MFS® VIT II Blended Research Core Equity Portfolio Initial Class	0.43%[2]	0.10%	0.53%	28.53%	15.81%	11.10%
Corporate Bond	MFS® VIT II Corporate Bond Portfolio Initial Class	0.63%[2]	0.10%	0.73%	9.11%	2.67%	2.81%
Foreign Large Growth	MFS® VIT II International Intrinsic Value Portfolio Initial Class	0.89%[2]	0.10%	0.99%	17.66%	8.58%	6.92%
INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	CURRENT FUND FACILITATION FEE[1]	CURRENT EXPENSES PLUS FUND FACILITATION FEE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/23)
					1 YEAR	5 YEAR	10 YEAR
Technology	MFS® VIT II Technology Portfolio Initial Class	0.85%[2]	0.10%	0.95%	54.23%	17.65%	15.56%
Global Real Estate	MFS® VIT III Global Real Estate Portfolio Initial Class	0.90%[2]	0.10%	1.00%	11.46%	6.41%	6.55%
Mid-Cap Value	MFS® VIT III Mid Cap Value Portfolio Initial Class	0.79%[2]	0.10%	0.89%	12.73%	12.90%	8.73%
Sub Large Value	MFS® VIT Value Series Portfolio Initial Class	0.69%[2]	0.10%	0.79%	7.93%	11.34%	8.52%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond Portfolio Institutional Class	1.12%	0.35%	1.47%	11.28%	2.40%	2.93%
Sub Global Bond	PIMCO VIT Global Bond Opportunities (Unhedged) Institutional Class	0.86%	0.35%	1.21%	5.42%	1.12%	1.24%
Long Government	PIMCO VIT Long-Term US Government Portfolio Institutional Class	1.855%	0.35%	2.205%	4.14%	-1.15%	2.22%
Inflation- Protected Bond	PIMCO VIT Real Return Portfolio Institutional Class	0.69%	0.35%	1.04%	3.83%	3.31%	2.40%
Foreign Large Blend	Principal Diversified International Portfolio Class 1	0.89%	0.35%	1.24%	17.45%	8.01%	4.23%
Intermediate Government	Principal Government & High Qual Bond Portfolio Class 1	0.53%	0.35%	0.88%	4.64%	-0.06%	1.01%
Small Blend	Principal SmallCap Portfolio Class 1	0.85%	0.35%	1.20%	15.53%	11.39%	7.81%
Global Bond	Templeton Global Bond VIP Portfolio Class 1	0.50%[2]	0.20%	0.70%	3.19%	-1.89%	-0.41%
Large Growth	Thrivent All Cap Portfolio	0.68%	N/A	0.68%	22.13%	14.75%	10.10%
Allocation - 30% to 50% Equity	Thrivent Balanced Income Plus Portfolio	0.66%	N/A	0.66%	12.46%	6.86%	5.32%
Allocation - 15% to 30% Equity	Thrivent Diversified Income Plus Portfolio	0.49%	N/A	0.49%	10.20%	4.73%	4.13%
Diversified Emerging Mkts	Thrivent Emerging Markets Equity Portfolio	1.15%[2]	N/A	1.15%	9.13%	3.32%	1.88%
Large Blend	Thrivent ESG Index Portfolio	0.36%[2]	N/A	0.36%	28.19%	N/A3	N/A3
Global Large-Stock Blend	Thrivent Global Stock Portfolio	0.63%	N/A	0.63%	22.03%	11.08%	7.95%
Health	Thrivent Healthcare Portfolio	0.85%[2]	N/A	0.85%	4.15%	10.65%	8.88%
High Yield Bond	Thrivent High Yield Portfolio	0.47%	N/A	0.47%	11.83%	4.25%	3.66%
Corporate Bond	Thrivent Income Portfolio	0.44%	N/A	0.44%	9.29%	3.04%	3.09%
Foreign Large Blend	Thrivent International Allocation Portfolio	0.75%	N/A	0.75%	18.11%	6.70%	3.47%
Foreign Large Blend	Thrivent International Index Portfolio	0.42%	N/A	0.42%	17.76%	N/A3	N/A3
Large Growth	Thrivent Large Cap Growth Portfolio	0.43%	N/A	0.43%	47.07%	17.99%	13.82%
INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	CURRENT FUND FACILITATION FEE[1]	CURRENT EXPENSES PLUS FUND FACILITATION FEE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/23)
					1 YEAR	5 YEAR	10 YEAR
Large Blend	Thrivent Large Cap Index Portfolio	0.23%	N/A	0.23%	26.01%	15.42%	11.74%
Large Value	Thrivent Large Cap Value Portfolio	0.63%	N/A	0.63%	12.87%	13.04%	9.37%
Short-Term Bond	Thrivent Limited Maturity Bond Portfolio	0.45%	N/A	0.45%	6.38%	2.17%	1.97%
Global Large-Stock Blend	Thrivent Low Volatility Equity Portfolio[7]	0.90%[2]	N/A	0.90%	8.06%	7.58%	N/A4
Mid-Cap Growth	Thrivent Mid Cap Growth Portfolio	0.85%[2]	N/A	0.85%	17.12%	N/A3	N/A3
Mid-Cap Blend	Thrivent Mid Cap Index Portfolio	0.25%	N/A	0.25%	16.19%	12.36%	8.98%
Mid-Cap Blend	Thrivent Mid Cap Stock Portfolio	0.66%	N/A	0.66%	14.19%	13.12%	10.96%
Mid-Cap Value	Thrivent Mid Cap Value Portfolio	0.89%[2]	N/A	0.89%	13.31%	N/A3	N/A3
Money Market - Taxable	Thrivent Money Market Portfolio	0.31%	N/A	0.31%	4.88%	1.66%	1.02%
Multisector Bond	Thrivent Multidimensional Income Portfolio[8]	0.98%[2]	N/A	0.98%	8.36%	3.88%	N/A4
Multisector Bond	Thrivent Opportunity Income Plus Portfolio	0.70%	N/A	0.70%	8.93%	2.37%	2.51%
Real Estate	Thrivent Real Estate Securities Portfolio	0.87%	N/A	0.87%	10.14%	7.12%	7.41%
Small Growth	Thrivent Small Cap Growth Portfolio	0.94%[2]	N/A	0.94%	9.86%	13.60%	N/A5
Small Blend	Thrivent Small Cap Index Portfolio	0.24%	N/A	0.24%	15.79%	10.78%	8.41%
Small Blend	Thrivent Small Cap Stock Portfolio	0.70%	N/A	0.70%	12.62%	14.55%	10.63%
Large Blend	Vanguard® VIF Capital Growth Portfolio	0.34%	0.35%	0.69%	27.98%	14.33%	12.85%
Foreign Large Growth	Vanguard® VIF International Portfolio	0.33%	0.35%	0.68%	14.65%	10.28%	6.80%
Short-Term Bond	Vanguard® VIF Short Term Investment Grade Portfolio	0.14%	0.35%	0.49%	6.16%	2.13%	1.93%
Small Growth	Vanguard® VIF Small Company Growth Portfolio[6]	0.29%	0.35%	0.64%	19.65%	9.98%	7.85%
Intermediate Core Bond	Vanguard® VIF Total Bond Market Index Portfolio	0.14%	0.10%	0.24%	5.58%	1.04%	1.71%
Large Blend	Vanguard® VIF Total Stock Market Index Portfolio	0.13%	0.10%	0.23%	25.95%	14.93%	11.29%

Portfolio Company Objective [Text Block]	INVESTMENT TYPE
Portfolio Company Name [Text Block]	PORTFOLIO COMPANY AND ADVISER/SUBADVISER
Temporary Fee Reductions, Current Expenses [Text Block]	Current expenses reflect temporary fee reductions.
AdvisorFlex VA MDRP | RiskAssociatedwithVariableInvestmentOptionsMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Variable Investment Options. You bear all the investment risk for amounts allocated to one or more of the Portfolios, which invest in underlying Funds. If the Portfolios you select increase in value, then your Accumulated Value goes up; if they decrease in value, your Accumulated Value goes down. How much your Accumulated Value goes up or down depends on the performance of the Portfolios. We do not guarantee the investment results of any Portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the prospectus for the Portfolio before making an investment decision.
AdvisorFlex VA MDRP | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-time horizon.
AdvisorFlex VA MDRP | FixedAccountRiskMember
Prospectus:
Principal Risk [Text Block]	Fixed Account Risk. Amounts invested in the Fixed Account will be subject to the financial strength and claims-paying ability of Thrivent.
AdvisorFlex VA MDRP | FeesandChargesMember
Prospectus:
Principal Risk [Text Block]	Fees and Charges. Deduction of Contract fees and charges, and optional benefit charges, may result in loss of principal. We reserve the right to increase the fees and charges under the Contract and optional benefits up to the maximum guaranteed fees and charges stated in your Contract or optional benefit rider.
AdvisorFlex VA MDRP | PossibleAdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The applicable tax rules can differ, depending on the type of Contract, whether non-qualified, traditional IRA or Roth IRA. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.
AdvisorFlex VA MDRP | ContractAdministrationRisksMember
Prospectus:
Principal Risk [Text Block]	Risks Affecting our Administration of Your Contract. We and our service providers and business partners are subject to certain risks, including those resulting from system failures, cybersecurity events, pandemics, and other disasters. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers.
AdvisorFlex VA MDRP | OptionalBenefitsMember
Prospectus:
Principal Risk [Text Block]	Optional benefits. You may need to take early partial surrenders, which have the potential to substantially reduce the benefits from optional riders.
AdvisorFlex VA MDRP | ContractAlternativesMember
Prospectus:
Principal Risk [Text Block]	Alternatives to the Contract. Other contracts or investments may provide more favorable returns or benefits, as well as lower costs, than the Contract.
AdvisorFlex VA MDRP | PotentiallyHarmfulTradingActivityMember
Prospectus:
Principal Risk [Text Block]	Potentially Harmful Trading Activity. The Contract is not designed for frequent trading by anyone. Frequent trading may disrupt the underlying Portfolios and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. To protect Owners and the underlying Portfolios, we have policies and procedures to deter frequent trading between and among the Portfolios. We cannot guarantee that these policies and procedures will be effective in detecting and preventing all trading activity that could potentially disadvantage or hurt the rights or interests of other Owners.
AdvisorFlex VA MDRP | InvestmentAdvisorFeesMember
Prospectus:
Principal Risk [Text Block]	Investment Advisor Fees. If you elect to have the investment advisor fees deducted from Contract value, this deduction will reduce the death benefit and optional death benefit (if elected) and may be subject to federal and state income taxes and a 10% federal penalty tax.
AdvisorFlex VA MDRP | CybersecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Risk. We and our service providers may be susceptible to operational, cybersecurity, and related risks. In general, cybersecurity events can result from deliberate or unintentional events. Cybersecurity events include, but are not limited to, acts or attempts to gain unauthorized access to information and/or information systems, or to otherwise disrupt operations. Cybersecurity events affecting us, a Subaccount, or our service providers have the ability to disrupt and impact your Contract and our operations, including but not limited to, financial losses, ability to calculate Contract values and benefits, corrupting data or preventing parties from sharing information necessary for our operations, preventing and/or slowing transactions, potentially subjecting us to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Subaccounts may invest, which could result in material adverse consequences for such issuers and may cause the Subaccounts’ investments in such companies to lose value. While we and our service providers have established reasonable controls to mitigate the risk of a cybersecurity event, there are inherent limitations in such controls, plans and systems. Additionally, while we do have control frameworks and we do perform due diligence on our service providers, we cannot fully control the cybersecurity plans and systems put in place by our service providers or any other third parties whose operations may affect the Subaccounts or your Contract. Although we attempt to minimize such failures through controls and oversight, it is not possible to identify all operation risks that may affect the Subaccounts or your Contract, or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Subaccount may be adversely affected by the occurrence of the operational errors, failures, technological issues, or other similar events, and you may bear costs tied to these risks.
AdvisorFlex VA MDRP | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money investing in the Contract.
Principal Risk [Text Block]	Risk of Loss. You can lose money by investing in the Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
AdvisorFlex VA MDRP | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	Not a short-term investment. Not appropriate for you if you need ready access to cash. Each premium payment has a separate 3-year Surrender Charge that may decrease the surrender value.
AdvisorFlex VA MDRP | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Portfoliosavailable under the Contract. Each investment option (including the Fixed Account) will have its own unique risks, and you should review these investment options before making an investment decision.
AdvisorFlex VA MDRP | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees or benefits are subject to the claims-paying ability of Thrivent. More information about Thrivent, including its financial strength ratings are available upon request by calling (800) 847-4836 or by sending an email to mail@thrivent.com.
Principal Risk [Text Block]	Insurance Company Risk. An investment in the Contract is subject to the risks related to Thrivent. Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of Thrivent.
AdvisorFlex VA MDRP | AmericanFundsISGlobalGrowthPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds IS® Global Growth Portfolio Class 1
Current Expenses [Percent]	0.41%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	22.91%
Average Annual Total Returns, 5 Years [Percent]	13.93%
Average Annual Total Returns, 10 Years [Percent]	9.85%
AdvisorFlex VA MDRP | AmericanFundsISGrowthIncomePortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	American Funds IS® Growth-Income Portfolio Class 1
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	26.47%
Average Annual Total Returns, 5 Years [Percent]	13.65%
Average Annual Total Returns, 10 Years [Percent]	11.19%
AdvisorFlex VA MDRP | AmericanFundsISInternationalPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds IS® International Portfolio Class 1
Current Expenses [Percent]	0.53%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	16.12%
Average Annual Total Returns, 5 Years [Percent]	5.10%
Average Annual Total Returns, 10 Years [Percent]	3.67%
AdvisorFlex VA MDRP | BlackRockTotalReturnVIPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	BlackRock Total Return V.I. Portfolio Class I
Current Expenses [Percent]	0.49%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	5.83%
Average Annual Total Returns, 5 Years [Percent]	1.34%
Average Annual Total Returns, 10 Years [Percent]	1.93%
AdvisorFlex VA MDRP | DFAVAInternationalSmallPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	DFA VA International Small Portfolio Institutional Class
Current Expenses [Percent]	0.40%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	4.89%
AdvisorFlex VA MDRP | DFAVAUSTargetedValuePortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Value
Portfolio Company Name [Text Block]	DFA VA US Targeted Value Portfolio Institutional Class
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	20.03%
Average Annual Total Returns, 5 Years [Percent]	15.40%
Average Annual Total Returns, 10 Years [Percent]	9.00%
AdvisorFlex VA MDRP | FidelityVIPEmergingMarketsPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio Initial Class
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	9.66%
Average Annual Total Returns, 5 Years [Percent]	7.79%
Average Annual Total Returns, 10 Years [Percent]	5.18%
AdvisorFlex VA MDRP | FidelityVIPInternationalCapitalAppreciationInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Intl Capital Appreciation Portfolio Initial Class
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	27.50%
Average Annual Total Returns, 5 Years [Percent]	11.43%
Average Annual Total Returns, 10 Years [Percent]	7.75%
AdvisorFlex VA MDRP | FidelityVIPValuePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid-Cap Value
Portfolio Company Name [Text Block]	Fidelity® VIP Value Portfolio Initial Class
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	19.79%
Average Annual Total Returns, 5 Years [Percent]	15.98%
Average Annual Total Returns, 10 Years [Percent]	9.99%
AdvisorFlex VA MDRP | JanusHendersonEnterprisePortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio Institutional Class
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	18.07%
Average Annual Total Returns, 5 Years [Percent]	13.42%
Average Annual Total Returns, 10 Years [Percent]	12.10%
AdvisorFlex VA MDRP | JohnHancockCoreBondTrustPortfolioSeriesIMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Core Bond
Portfolio Company Name [Text Block]	John Hancock Core Bond Trust Portfolio Series 1
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	5.80%
Average Annual Total Returns, 5 Years [Percent]	1.05%
Average Annual Total Returns, 10 Years [Percent]	1.69%
AdvisorFlex VA MDRP | JohnHancockInternationalEquityIndexPortfolioSeries1Member
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Blend
Portfolio Company Name [Text Block]	John Hancock International Equity Index Portfolio Series 1
Current Expenses [Percent]	0.39%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	15.36%
Average Annual Total Returns, 5 Years [Percent]	6.90%
Average Annual Total Returns, 10 Years [Percent]	3.65%
AdvisorFlex VA MDRP | JohnHancockStrategicIncomeOpportunitiesTrustPortfolioSeries1Member
Prospectus:
Portfolio Company Objective [Text Block]	Multisector Bond
Portfolio Company Name [Text Block]	John Hancock Strategic Income Opportunities Portfolio Series 1
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	7.37%
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	2.79%
AdvisorFlex VA MDRP | MFSVITIIBlendedResearchCoreEquityPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	MFS® VIT II Blended Research Core Equity Portfolio Initial Class
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	28.53%
Average Annual Total Returns, 5 Years [Percent]	15.81%
Average Annual Total Returns, 10 Years [Percent]	11.10%
AdvisorFlex VA MDRP | MFSVITIICorporateBondInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Corporate Bond
Portfolio Company Name [Text Block]	MFS® VIT II Corporate Bond Portfolio Initial Class
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	9.11%
Average Annual Total Returns, 5 Years [Percent]	2.67%
Average Annual Total Returns, 10 Years [Percent]	2.81%
AdvisorFlex VA MDRP | MFSVITIIInternationalIntrinsicValuePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® VIT II International Intrinsic Value Portfolio Initial Class
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	17.66%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	6.92%
AdvisorFlex VA MDRP | MFSVITIITechnologyPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Technology
Portfolio Company Name [Text Block]	MFS® VIT II Technology Portfolio Initial Class
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	54.23%
Average Annual Total Returns, 5 Years [Percent]	17.65%
Average Annual Total Returns, 10 Years [Percent]	15.56%
AdvisorFlex VA MDRP | MFSVITIIIGlobalRealEstatePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Real Estate
Portfolio Company Name [Text Block]	MFS® VIT III Global Real Estate Portfolio Initial Class
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.46%
Average Annual Total Returns, 5 Years [Percent]	6.41%
Average Annual Total Returns, 10 Years [Percent]	6.55%
AdvisorFlex VA MDRP | MFSVITIIIMidCapValuePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid-Cap Value
Portfolio Company Name [Text Block]	MFS® VIT III Mid Cap Value Portfolio Initial Class
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	12.90%
Average Annual Total Returns, 10 Years [Percent]	8.73%
AdvisorFlex VA MDRP | MFSVITValueSeriesPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Sub Large Value
Portfolio Company Name [Text Block]	MFS® VIT Value Series Portfolio Initial Class
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	7.93%
Average Annual Total Returns, 5 Years [Percent]	11.34%
Average Annual Total Returns, 10 Years [Percent]	8.52%
AdvisorFlex VA MDRP | PIMCOVITEmergingMarketsBondPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Emerging Markets Bond
Portfolio Company Name [Text Block]	PIMCO VIT Emerging Markets Bond Portfolio Institutional Class
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	1.47%
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	2.40%
Average Annual Total Returns, 10 Years [Percent]	2.93%
AdvisorFlex VA MDRP | PIMCOVITGlobalBondOpportunitiesUnhedgedInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Sub Global Bond
Portfolio Company Name [Text Block]	PIMCO VIT Global Bond Opportunities (Unhedged) Institutional Class
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	1.24%
AdvisorFlex VA MDRP | PIMCOVITLongTermUSGovernmentPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long Government
Portfolio Company Name [Text Block]	PIMCO VIT Long-Term US Government Portfolio Institutional Class
Current Expenses [Percent]	1.855%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	2.205%
Average Annual Total Returns, 1 Year [Percent]	4.14%
Average Annual Total Returns, 5 Years [Percent]	(1.15%)
Average Annual Total Returns, 10 Years [Percent]	2.22%
AdvisorFlex VA MDRP | PIMCOVITRealReturnInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Inflation- Protected Bond
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Portfolio Institutional Class
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	3.83%
Average Annual Total Returns, 5 Years [Percent]	3.31%
Average Annual Total Returns, 10 Years [Percent]	2.40%
AdvisorFlex VA MDRP | PrincipalDiversifiedInternationalClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Blend
Portfolio Company Name [Text Block]	Principal Diversified International Portfolio Class 1
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	17.45%
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]	4.23%
AdvisorFlex VA MDRP | PrincipalGovernmentandHighQualBondPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Government
Portfolio Company Name [Text Block]	Principal Government & High Qual Bond Portfolio Class 1
Current Expenses [Percent]	0.53%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	4.64%
Average Annual Total Returns, 5 Years [Percent]	(0.06%)
Average Annual Total Returns, 10 Years [Percent]	1.01%
AdvisorFlex VA MDRP | PrincipalSmallCapClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Small Blend
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	15.53%
Average Annual Total Returns, 5 Years [Percent]	11.39%
Average Annual Total Returns, 10 Years [Percent]	7.81%
AdvisorFlex VA MDRP | TempletonGlobalBondVIPPortfolioClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Portfolio Class 1
Current Expenses [Percent]	0.50%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	3.19%
Average Annual Total Returns, 5 Years [Percent]	(1.89%)
Average Annual Total Returns, 10 Years [Percent]	(0.41%)
AdvisorFlex VA MDRP | ThriventAllCapPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Name [Text Block]	Thrivent All Cap Portfolio
Current Expenses [Percent]	0.68%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	22.13%
Average Annual Total Returns, 5 Years [Percent]	14.75%
Average Annual Total Returns, 10 Years [Percent]	10.10%
AdvisorFlex VA MDRP | ThriventBalancedIncomePlusPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - 30% to 50% Equity
Portfolio Company Name [Text Block]	Thrivent Balanced Income Plus Portfolio
Current Expenses [Percent]	0.66%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	12.46%
Average Annual Total Returns, 5 Years [Percent]	6.86%
Average Annual Total Returns, 10 Years [Percent]	5.32%
AdvisorFlex VA MDRP | ThriventDiversifiedIncomePlusPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - 15% to 30% Equity
Portfolio Company Name [Text Block]	Thrivent Diversified Income Plus Portfolio
Current Expenses [Percent]	0.49%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	10.20%
Average Annual Total Returns, 5 Years [Percent]	4.73%
Average Annual Total Returns, 10 Years [Percent]	4.13%
AdvisorFlex VA MDRP | ThriventEmergingMarketsEquityPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Thrivent Emerging Markets Equity Portfolio
Current Expenses [Percent]	1.15%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	9.13%
Average Annual Total Returns, 5 Years [Percent]	3.32%
Average Annual Total Returns, 10 Years [Percent]	1.88%
AdvisorFlex VA MDRP | ThriventESGIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Thrivent ESG Index Portfolio
Current Expenses [Percent]	0.36%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	28.19%
AdvisorFlex VA MDRP | ThriventGlobalStockPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Large-Stock Blend
Portfolio Company Name [Text Block]	Thrivent Global Stock Portfolio
Current Expenses [Percent]	0.63%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	22.03%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	7.95%
AdvisorFlex VA MDRP | ThriventHealthcarePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Health
Portfolio Company Name [Text Block]	Thrivent Healthcare Portfolio
Current Expenses [Percent]	0.85%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	4.15%
Average Annual Total Returns, 5 Years [Percent]	10.65%
Average Annual Total Returns, 10 Years [Percent]	8.88%
AdvisorFlex VA MDRP | ThriventHighYieldPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Thrivent High Yield Portfolio
Current Expenses [Percent]	0.47%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	11.83%
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	3.66%
AdvisorFlex VA MDRP | ThriventIncomePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Corporate Bond
Portfolio Company Name [Text Block]	Thrivent Income Portfolio
Current Expenses [Percent]	0.44%
Current Expenses + Platform Charge [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	9.29%
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	3.09%
AdvisorFlex VA MDRP | ThriventInternationalAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Blend
Portfolio Company Name [Text Block]	Thrivent International Allocation Portfolio
Current Expenses [Percent]	0.75%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	18.11%
Average Annual Total Returns, 5 Years [Percent]	6.70%
Average Annual Total Returns, 10 Years [Percent]	3.47%
AdvisorFlex VA MDRP | ThriventInternationalIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Blend
Portfolio Company Name [Text Block]	Thrivent International Index Portfolio
Current Expenses [Percent]	0.42%
Current Expenses + Platform Charge [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	17.76%
AdvisorFlex VA MDRP | ThriventLargeCapGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Name [Text Block]	Thrivent Large Cap Growth Portfolio
Current Expenses [Percent]	0.43%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	47.07%
Average Annual Total Returns, 5 Years [Percent]	17.99%
Average Annual Total Returns, 10 Years [Percent]	13.82%
AdvisorFlex VA MDRP | ThriventLargeCapIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Thrivent Large Cap Index Portfolio
Current Expenses [Percent]	0.23%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	26.01%
Average Annual Total Returns, 5 Years [Percent]	15.42%
Average Annual Total Returns, 10 Years [Percent]	11.74%
AdvisorFlex VA MDRP | ThriventLargeCapValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Value
Portfolio Company Name [Text Block]	Thrivent Large Cap Value Portfolio
Current Expenses [Percent]	0.63%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	12.87%
Average Annual Total Returns, 5 Years [Percent]	13.04%
Average Annual Total Returns, 10 Years [Percent]	9.37%
AdvisorFlex VA MDRP | ThriventLimitedMaturityBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Short-Term Bond
Portfolio Company Name [Text Block]	Thrivent Limited Maturity Bond Portfolio
Current Expenses [Percent]	0.45%
Current Expenses + Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	6.38%
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	1.97%
AdvisorFlex VA MDRP | ThriventLowVolatilityEquityPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Large-Stock Blend
Portfolio Company Name [Text Block]	Thrivent Low Volatility Equity Portfolio
Current Expenses [Percent]	0.90%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	8.06%
Average Annual Total Returns, 5 Years [Percent]	7.58%
AdvisorFlex VA MDRP | ThriventMidCapGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Name [Text Block]	Thrivent Mid Cap Growth Portfolio
Current Expenses [Percent]	0.85%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	17.12%
AdvisorFlex VA MDRP | ThriventMidCapIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid-Cap Blend
Portfolio Company Name [Text Block]	Thrivent Mid Cap Index Portfolio
Current Expenses [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	16.19%
Average Annual Total Returns, 5 Years [Percent]	12.36%
Average Annual Total Returns, 10 Years [Percent]	8.98%
AdvisorFlex VA MDRP | ThriventMidCapStockPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid-Cap Blend
Portfolio Company Name [Text Block]	Thrivent Mid Cap Stock Portfolio
Current Expenses [Percent]	0.66%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	13.12%
Average Annual Total Returns, 10 Years [Percent]	10.96%
AdvisorFlex VA MDRP | ThriventMidCapValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid-Cap Value
Portfolio Company Name [Text Block]	Thrivent Mid Cap Value Portfolio
Current Expenses [Percent]	0.89%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.31%
AdvisorFlex VA MDRP | ThriventMoneyMarketPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market - Taxable
Portfolio Company Name [Text Block]	Thrivent Money Market Portfolio
Current Expenses [Percent]	0.31%
Current Expenses + Platform Charge [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	4.88%
Average Annual Total Returns, 5 Years [Percent]	1.66%
Average Annual Total Returns, 10 Years [Percent]	1.02%
AdvisorFlex VA MDRP | ThriventMultidimensionalIncomePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Multisector Bond
Portfolio Company Name [Text Block]	Thrivent Multidimensional Income Portfolio
Current Expenses [Percent]	0.98%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.36%
Average Annual Total Returns, 5 Years [Percent]	3.88%
AdvisorFlex VA MDRP | ThriventOpportunityIncomePlusPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Multisector Bond
Portfolio Company Name [Text Block]	Thrivent Opportunity Income Plus Portfolio
Current Expenses [Percent]	0.70%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	8.93%
Average Annual Total Returns, 5 Years [Percent]	2.37%
Average Annual Total Returns, 10 Years [Percent]	2.51%
AdvisorFlex VA MDRP | ThriventRealEstateSecuritiesPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Real Estate
Portfolio Company Name [Text Block]	Thrivent Real Estate Securities Portfolio
Current Expenses [Percent]	0.87%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	10.14%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	7.41%
AdvisorFlex VA MDRP | ThriventSmallCapGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Growth
Portfolio Company Name [Text Block]	Thrivent Small Cap Growth Portfolio
Current Expenses [Percent]	0.94%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	9.86%
Average Annual Total Returns, 5 Years [Percent]	13.60%
AdvisorFlex VA MDRP | ThriventSmallCapIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Blend
Portfolio Company Name [Text Block]	Thrivent Small Cap Index Portfolio
Current Expenses [Percent]	0.24%
Current Expenses + Platform Charge [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	8.41%
AdvisorFlex VA MDRP | ThriventSmallCapStockPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Blend
Portfolio Company Name [Text Block]	Thrivent Small Cap Stock Portfolio
Current Expenses [Percent]	0.70%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	14.55%
Average Annual Total Returns, 10 Years [Percent]	10.63%
AdvisorFlex VA MDRP | VanguardVIFCapitalGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Vanguard® VIF Capital Growth Portfolio
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	27.98%
Average Annual Total Returns, 5 Years [Percent]	14.33%
Average Annual Total Returns, 10 Years [Percent]	12.85%
AdvisorFlex VA MDRP | VanguardVIFInternationalPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Growth
Portfolio Company Name [Text Block]	Vanguard® VIF International Portfolio
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	6.80%
AdvisorFlex VA MDRP | VanguardVIFShortTermInvestmentGradePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Short-Term Bond
Portfolio Company Name [Text Block]	Vanguard® VIF Short Term Investment Grade Portfolio
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	6.16%
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	1.93%
AdvisorFlex VA MDRP | VanguardVIFSmallCompanyGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Growth
Portfolio Company Name [Text Block]	Vanguard® VIF Small Company Growth Portfolio
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	19.65%
Average Annual Total Returns, 5 Years [Percent]	9.98%
Average Annual Total Returns, 10 Years [Percent]	7.85%
AdvisorFlex VA MDRP | VanguardVIFTotalBondMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Core Bond
Portfolio Company Name [Text Block]	Vanguard® VIF Total Bond Market Index Portfolio
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	5.58%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.71%
AdvisorFlex VA MDRP | VanguardVIFTotalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Vanguard® VIF Total Stock Market Index Portfolio
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	25.95%
Average Annual Total Returns, 5 Years [Percent]	14.93%
Average Annual Total Returns, 10 Years [Percent]	11.29%
AdvisorFlex VA MDRP | MADBMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Optional Benefit Expense, Footnotes [Text Block]	See Charges-Maximum Anniversary Death Benefit (MADB) Rider Charge.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,872
Surrender Expense, 1 Year, Minimum [Dollars]	2,917
Surrender Expense, 3 Years, Maximum [Dollars]	10,449
Surrender Expense, 3 Years, Minimum [Dollars]	4,488
Surrender Expense, 5 Years, Maximum [Dollars]	16,199
Surrender Expense, 5 Years, Minimum [Dollars]	6,094
Surrender Expense, 10 Years, Maximum [Dollars]	34,105
Surrender Expense, 10 Years, Minimum [Dollars]	13,583
No Surrender Expense, 1 Year, Maximum [Dollars]	3,036
No Surrender Expense, 1 Year, Minimum [Dollars]	1,046
No Surrender Expense, 3 Years, Maximum [Dollars]	9,494
No Surrender Expense, 3 Years, Minimum [Dollars]	3,474
No Surrender Expense, 5 Years, Maximum [Dollars]	16,199
No Surrender Expense, 5 Years, Minimum [Dollars]	6,094
No Surrender Expense, 10 Years, Maximum [Dollars]	34,105
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 13,583
Name of Benefit [Text Block]	Maximum AnniversaryDeath Benefit (MADB) Rider
Purpose of Benefit [Text Block]	May increase the amount of the death benefit if the Annuitant dies before the Annuity Date. It can provide you with an increased death benefit based on the Accumulated Value on a Contract Anniversary.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Optional Benefit Expense, Footnotes [Text Block]	See Charges-Maximum Anniversary Death Benefit (MADB) Rider Charge.
Brief Restrictions / Limitations [Text Block]	♦ Only available at issue if no morethan Issue Age nearest 75.♦ Benefit terminates upon annuitization.♦ Withdrawals, including investment advisor fees (if elected), reduce the benefit by the same proportion as they reduce the Accumulated Value.
Name of Benefit [Text Block]	Maximum AnniversaryDeath Benefit (MADB) Rider
AdvisorFlex VA MDRP | AnnuityIncomePaymentsMember
Prospectus:
Name of Benefit [Text Block]	Annuity Income Payments
Purpose of Benefit [Text Block]	Allows the Owner to elect an annuity payout option specified in the Contract.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ Depending on the option(s) selected, you may not be able to request surrenders.
Name of Benefit [Text Block]	Annuity Income Payments
AdvisorFlex VA MDRP | AutomaticAssetRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Purpose of Benefit [Text Block]	Asset Rebalancing allows you to elect a specific asset allocation to maintain over time.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ You may not include the Fixed Account.
Name of Benefit [Text Block]	Automatic Asset Rebalancing
AdvisorFlex VA MDRP | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Dollar Cost Averaging allows you to have automatic periodic transfers to one or more subaccounts other than the Fixed Account.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ You may not Dollar Cost Average into the Fixed Account.
Name of Benefit [Text Block]	Dollar Cost Averaging
AdvisorFlex VA MDRP | SystematicPartialSurrendersMember
Prospectus:
Name of Benefit [Text Block]	Systematic Partial Surrenders
Purpose of Benefit [Text Block]	Allows for ongoing withdrawals from your investment options during the Accumulation Phase.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ Surrender Charges may apply to amounts in excess of the free amount.Taxes or penalties may apply.
Name of Benefit [Text Block]	Systematic Partial Surrenders
AdvisorFlex VA MDRP | TenFreeSurrenderMember
Prospectus:
Name of Benefit [Text Block]	10% Free Surrender
Purpose of Benefit [Text Block]	10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ 10% free amount is not cumulative.
Name of Benefit [Text Block]	10% Free Surrender
AdvisorFlex VA MDRP | ConfinementOfOwnerMember
Prospectus:
Name of Benefit [Text Block]	Confinement of the Annuitant or the Annuitant’s Spouse in a Hospital, Nursing Home, or Hospice
Purpose of Benefit [Text Block]	Surrender Charges are waived during or within 90 days after the end of confinement of the Annuitant or the Annuitant’s Spouse.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ Confinement must begin after the Contract has been issued and must continue at least 30 days.
Name of Benefit [Text Block]	Confinement of the Annuitant or the Annuitant’s Spouse in a Hospital, Nursing Home, or Hospice
AdvisorFlex VA MDRP | TerminalIllnessMember
Prospectus:
Name of Benefit [Text Block]	Terminal Illness of the Annuitant or Annuitant’s Spouse
Purpose of Benefit [Text Block]	Surrender Charges are waived if the Annuitant or the Annuitant’s Spouse has a life expectancy of 12 months or less.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ Certification from a licensed physician acting within the scope of his or her license will be required.
Name of Benefit [Text Block]	Terminal Illness of the Annuitant or Annuitant’s Spouse
AdvisorFlex VA MDRP | AcceleratedDeathBenefitForTerminalIllnessRiderMember
Prospectus:
Operation of Benefit [Text Block]	Death of an Owner Before the Annuity Date If you are an owner, but not the Annuitant, you may name a successor owner who will become an owner of this Contract if you die before any Annuitant and before the Annuity Date. If you do not name a successor owner or no successor owner survives you, then your estate will become an owner if you die before any Annuitant and before the Annuity Date. If an owner who is not the Annuitant dies before any Annuitant and before the Annuity Date, the Cash Surrender Value will be paid within five years of the date of the owner’s death to the surviving owners in proportion to each owner’s percentage of ownership. We will pay the Cash Surrender Value to the surviving owners in proportion to each owner’s percentage of ownership. The Cash Surrender Value on any day is the greater of: 1) the Accumulated Value minus any Surrender Charge; and 2) the minimum value required by section 7 of the Model Variable Annuity Regulation, Model #250. There is no Cash Surrender Value if the Accumulated Value is zero. In lieu of receiving the Cash Surrender Value as a lump sum, owners may receive proceeds according to settlement provisions. If your Spouse is the sole surviving owner, then the Spouse may elect, in lieu of receiving the Cash Surrender Value and to the extent permitted by law, to continue this Contract in force as the owner. This election by a Spouse may be made only once in this Contract. The Cash Surrender Value payable under this provision will be calculated at the end of the Valuation Period during which we receive proof of death. Once calculated, the Cash Surrender Value may continue to be subject to the investment experience of the Subaccounts. When based on the investment experience of the Subaccounts, the Cash Surrender Value may increase or decrease daily and is not guaranteed as to minimum dollar amount.
AdvisorFlex VA MDRP | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	StandardDeath Benefit
Purpose of Benefit [Text Block]	Pays the beneficiary if the Annuitant dies before the Annuity Date
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ Withdrawals, including investment advisor fees (if elected), reduce the benefit by the same proportion as they reduce the Accumulated Value.
Name of Benefit [Text Block]	StandardDeath Benefit
Operation of Benefit [Text Block]	Death Benefit Before the Annuity Date Your Contract provides for a death benefit if the Annuitant’s death, or the death of the first Annuitant if this Contract has two Annuitants, occurs before the Annuity Date and the Accumulated Value is greater than zero. After the Annuity Date, amounts payable, if any, depend upon the terms of the settlement option. The amount of the death benefit is the sum of (1) and (2) where: (1)Is the greatest of: (a)The Accumulated Value; (b)The Standard Death Benefit; and (c)The Death Proceeds under the Maximum Anniversary Death Benefit (MADB) Rider, if applicable; (2) Is the sum of any MADB Charges deducted prior to the death of the Annuitant, if that death occurs before the first Contract Anniversary. Otherwise, zero. We calculate the death benefit at the end of the Valuation Period during which we receive at our Service Center due proof of the death of an Annuitant. Any amount of the death benefit in excess of the Accumulated Value will be allocated to the Subaccounts and/or the Fixed Account according to the ratio of the Accumulated Value in each to the Accumulated Value of the Contract. Once calculated, the death benefit may continue to be subject to the investment experience of the Subaccounts. When based on the investment experience of the Subaccounts, the actual Death Proceeds may increase or decrease daily and are not guaranteed for a minimum dollar amount. Only when a beneficiary provides a claim form and all claim requirements are in good order will that beneficiary’s share of the Death Proceeds be removed from the market so that claim payment can be made. In the case of multiple beneficiaries, we must receive a completed form from each beneficiary. We process each claim independently. Surrender Charges do not apply to Death Proceeds.
Calculation Method of Benefit [Text Block]	Example of Calculation of Death Benefit: Carlos died on June 20. Since the Contract’s issue date, Carlos contributed a total of $300,000 of premium payments to his Contract and made no withdrawals. On June 25, we received proof of death. The current Accumulated Value of Carlos’s Contract on that day was $275,000. The Standard Death Benefit provides for an infusion to the Contract if the total premium payments adjusted for surrenders exceed the Accumulated Value when we receive proof of death. We determined Carlos’s Standard Death Benefit by comparing the following:
Comparison Values
Total premiums paid	$300,000
Accumulated Value	$275,000
Standard Death Benefit	$300,000
Since the highest value is $300,000, an amount is infused into the Contract to bring the value of the Contract up to $300,000 ($25,000 + $275,000 = $300,000). This amount equals the death benefit. Once the death benefit is calculated, the Death Proceeds payable fluctuate daily and are not guaranteed as to minimum dollar amount. No proceeds are distributed until we receive all claim requirements in good order.Example of Paying Death Proceeds to Beneficiaries: On June 25, we received proof of death; we determined that the death benefit was $300,000 as of that date (30,000 accumulation units x $10 each). Carlos’s two children are the beneficiaries and are entitled to  1∕2 each (as a result, each one is entitled to 15,000 accumulation units). Beneficiaries submit their claim forms on different dates. As a result they receive the following:
Date	Beneficiary	Accumulation Unit Value	Death Proceeds Received
July 10	Ramona	$11	15,000 x $11= $165,000
July 20	Sofia	$9	15,000 x $9= $135,000
Beneficiaries who are natural persons may elect to receive the Death Proceeds in a lump sum or according to one of the settlement plans described in the Contract. See Annuity Period - Settlement Options.